TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aging of trade receivables
Accruals for expected credit losses	$ 0	$ 0	$ (48)
Current	584	437
Cost
Aging of trade receivables
Current	753	565
Cost | Loans to customers
Aging of trade receivables
Trade receivables beginning of period	331	279
New loans	436	261
Accrual on opening loans	31	52
Loans that have been repaid	(303)	(222)
Accruals for expected credit losses	0	0
Write-off	(41)	(40)
Foreign currency translation adjustment	(4)	(1)
Trade receivables end of period	450	331	279
Non-current	31	18
Current	419	313
Cost | Transfer to Stage 1 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Cost | Transfer to Stage 2 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Cost | Transfer to Stage 3 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	2
Cost | Stage 1 | Loans to customers
Aging of trade receivables
Trade receivables beginning of period	261	244
New loans	383	229
Accrual on opening loans	31	50
Loans that have been repaid	(272)	(213)
Accruals for expected credit losses	0	0
Write-off	(18)	(18)
Foreign currency translation adjustment	(3)	0
Trade receivables end of period	342	261	244
Cost | Stage 1 | Transfer to Stage 1 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Cost | Stage 1 | Transfer to Stage 2 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	(21)	(6)
Cost | Stage 1 | Transfer to Stage 3 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	(19)	(25)
Expected credit losses | Loans to customers
Aging of trade receivables
Trade receivables beginning of period	(56)	(26)
New loans	0	0
Accrual on opening loans	0	0
Loans that have been repaid	0	0
Accruals for expected credit losses	(36)	(36)
Write-off	7	6
Foreign currency translation adjustment	1	0
Trade receivables end of period	(84)	(56)	(26)
Non-current	0	(3)
Current	(84)	(53)
Expected credit losses | Transfer to Stage 1 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Expected credit losses | Transfer to Stage 2 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Expected credit losses | Transfer to Stage 3 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Expected credit losses | Stage 1 | Loans to customers
Aging of trade receivables
Trade receivables beginning of period	(15)	(6)
New loans	0	0
Accrual on opening loans	0	0
Loans that have been repaid	0	0
Accruals for expected credit losses	(18)	(10)
Write-off	3	1
Foreign currency translation adjustment	0	0
Trade receivables end of period	(15)	(15)	(6)
Expected credit losses | Stage 1 | Transfer to Stage 1 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Expected credit losses | Stage 1 | Transfer to Stage 2 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	8	0
Expected credit losses | Stage 1 | Transfer to Stage 3 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	7	0
Financial instruments credit-impaired | Cost | Stage 2 and 3 | Loans to customers
Aging of trade receivables
Trade receivables beginning of period	50	24
New loans	38	20
Accrual on opening loans	0	0
Loans that have been repaid	(20)	(4)
Accruals for expected credit losses	0	0
Write-off	(19)	(19)
Foreign currency translation adjustment	(1)	(1)
Trade receivables end of period	75	50	24
Financial instruments credit-impaired | Cost | Stage 2 and 3 | Transfer to Stage 1 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Financial instruments credit-impaired | Cost | Stage 2 and 3 | Transfer to Stage 2 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Financial instruments credit-impaired | Cost | Stage 2 and 3 | Transfer to Stage 3 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	27	30
Financial instruments credit-impaired | Expected credit losses | Stage 2 and 3 | Loans to customers
Aging of trade receivables
Trade receivables beginning of period	(31)	(18)
New loans	0	0
Accrual on opening loans	0	0
Loans that have been repaid	0	0
Accruals for expected credit losses	(19)	(17)
Write-off	2	4
Foreign currency translation adjustment	0	1
Trade receivables end of period	(55)	(31)	(18)
Financial instruments credit-impaired | Expected credit losses | Stage 2 and 3 | Transfer to Stage 1 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Financial instruments credit-impaired | Expected credit losses | Stage 2 and 3 | Transfer to Stage 2 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Financial instruments credit-impaired | Expected credit losses | Stage 2 and 3 | Transfer to Stage 3 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	(7)	(1)
Financial instruments not credit-impaired | Cost | Stage 2 and 3 | Loans to customers
Aging of trade receivables
Trade receivables beginning of period	20	11
New loans	15	12
Accrual on opening loans	0	2
Loans that have been repaid	(11)	(5)
Accruals for expected credit losses	0	0
Write-off	(4)	(3)
Foreign currency translation adjustment	0	0
Trade receivables end of period	33	20	11
Financial instruments not credit-impaired | Cost | Stage 2 and 3 | Transfer to Stage 1 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Financial instruments not credit-impaired | Cost | Stage 2 and 3 | Transfer to Stage 2 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	21	6
Financial instruments not credit-impaired | Cost | Stage 2 and 3 | Transfer to Stage 3 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	(8)	(3)
Financial instruments not credit-impaired | Expected credit losses | Stage 2 and 3 | Loans to customers
Aging of trade receivables
Trade receivables beginning of period	(10)	(2)
New loans	0	0
Accrual on opening loans	0	0
Loans that have been repaid	0	0
Accruals for expected credit losses	1	(9)
Write-off	2	1
Foreign currency translation adjustment	1	(1)
Trade receivables end of period	(14)	(10)	$ (2)
Financial instruments not credit-impaired | Expected credit losses | Stage 2 and 3 | Transfer to Stage 1 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	0	0
Financial instruments not credit-impaired | Expected credit losses | Stage 2 and 3 | Transfer to Stage 2 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	(8)	0
Financial instruments not credit-impaired | Expected credit losses | Stage 2 and 3 | Transfer to Stage 3 | Loans to customers
Aging of trade receivables
Increase (decrease) through transfers, financial assets	$ 0	$ 1